Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	$ 551,102,000	$ 572,458,000	$ 627,598,000
Americas (primarily the United States) [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	313,900,000	322,500,000	366,500,000
EMEA [Member[
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	153,226,000	158,465,000	155,942,000
Asia Pacific [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	69,141,000	72,256,000	81,886,000
Israel [Member]
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	5,600,000	4,400,000	5,500,000
Americas
Entity-Wide Disclosure (Details) - Schedule of net sales by geographical area [Line Items]
Revenues	$ 328,735,000	$ 341,737,000	$ 389,770,000